UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2009

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       May 14, 2009
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $130,343 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ACCO BRANDS CORP              COM               00081T108     235        240,300   SH        DEFINED    1, 2     240,300
ANNALY CAP MGMT INC           COM               035710409   1,327         95,700   SH        DEFINED    1, 2      95,700
AVIS BUDGET GROUP             COM               053774105   2,180      2,395,100   SH        DEFINED    1, 2   2,395,100
BOISE INC                     COM               09746Y105     610      1,000,000   SH        DEFINED    1, 2   1,000,000
BORDERS GROUP INC             COM               099709107     945      1,500,000   SH        DEFINED    1, 2   1,500,000
CAPLEASE INC                  COM               140288101     748        379,850   SH        DEFINED    1, 2     379,850
CHARTER COMMUNICATIONS INC D  CL A              16117M107     303     14,550,336   SH        DEFINED    1, 2  14,550,336
CHARTER COMMUNICATIONS INC D  NOTE 6.500% 10/0  16117MAF4   2,074     29,902,000   PRN       DEFINED    1, 2  29,902,000
CIENA CORP                    NOTE 0.250% 5/0   171779AB7     896      1,500,000   PRN       DEFINED    1, 2   1,500,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1   3,178      7,500,000   PRN       DEFINED    1, 2   7,500,000
COMSYS IT PARTNERS INC        COM               20581E104   4,030      1,823,496   SH        DEFINED    1, 2   1,823,496
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5   1,778      2,000,000   PRN       DEFINED    1, 2   2,000,000
CUMULUS MEDIA INC             CL A              231082108     353        349,165   SH        DEFINED    1, 2     349,165
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105      91         78,043   SH        DEFINED    1, 2      78,043
EMMIS COMMUNICATIONS CORP     CL A              291525103     585      1,500,000   SH        DEFINED    1, 2   1,500,000
ENTERCOM COMMUNICATIONS CORP  CL A              293639100     218        198,451   SH        DEFINED    1, 2     198,451
ENTRAVISION COMMUNICATIONS C  CL A              29382R107     230        884,290   SH        DEFINED    1, 2     884,290
FORD MTR CO DEL               NOTE 4.250% 12/1  345370CF5  32,250     90,880,000   PRN       DEFINED    1, 2  90,880,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717  14,247      5,429,025   PRN       DEFINED    1, 2   5,429,025
GENESCO INC                   SDCV 4.125% 6/1   371532AN2   7,739      7,550,000   PRN       DEFINED    1, 2   7,550,000
GLIMCHER RLTY TR              SH BEN INT        379302102     875        625,000   SH        DEFINED    1, 2     625,000
GRAY TELEVISION INC           COM               389375106     986      3,081,800   SH        DEFINED    1, 2   3,081,800
GREAT WOLF RESORTS INC        COM               391523107      40         16,976   SH        DEFINED    1, 2      16,976
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3   1,589      2,454,000   PRN       DEFINED    1, 2   2,454,000
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0   495582AJ7   6,938     10,000,000   PRN       DEFINED    1, 2  10,000,000
LEE ENTERPRISES INC           COM               523768109     136        484,165   SH        DEFINED    1, 2     484,165
LIN TV CORP                   CL A              532774106   2,962      2,644,491   SH        DEFINED    1, 2   2,644,491
MCCLATCHY CO                  CL A              579489105     172        350,000   SH        DEFINED    1, 2     350,000
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105   1,321        327,700   SH        DEFINED    1, 2     327,700
MOLINA HEALTHCARE INC         NOTE 3.750% 10/0  60855RAA8   4,760      7,000,000   PRN       DEFINED    1, 2   7,000,000
NEXSTAR BROADCASTING GROUP I  CL A              65336K103     510        750,000   SH        DEFINED    1, 2     750,000
OFFICE DEPOT INC              COM               676220106   1,934      1,476,384   SH        DEFINED    1, 2   1,476,384
RADIO ONE INC                 CL D NON VTG      75040P405     426        945,691   SH        DEFINED    1, 2     945,691
SANMINA SCI CORP              COM               800907107     610      2,000,000   SH        DEFINED    1, 2   2,000,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106   1,135      1,644,939   SH        DEFINED    1, 2   1,644,939
SUNRISE SENIOR LIVING INC     COM               86768K106     685      1,007,845   SH        DEFINED    1, 2   1,007,845
TENET HEALTHCARE CORP         COM               88033G100     580        500,000   SH        DEFINED    1, 2     500,000
UNISYS CORP                   COM               909214108     206        389,130   SH        DEFINED    1, 2     389,130
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2   7,966     10,000,000   PRN       DEFINED    1, 2  10,000,000
VERSO PAPER CORP              COM               92531L108     163        254,569   SH        DEFINED    1, 2     254,569
WEBMD CORP                    NOTE 3.125% 9/0   94769MAG0   8,375     10,000,000   PRN       DEFINED    1, 2  10,000,000
WESCO INTL INC                NOTE 1.750% 11/1  95082PAG0   5,269      7,500,000   PRN       DEFINED    1, 2   7,500,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5   8,688     10,000,000   PRN       DEFINED    1, 2  10,000,000
